Intangible Assets, Net	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 10 - INTANGIBLE ASSETS, NET

As of September 30, 2021 and December 31, 2020, intangible assets, net consisted of the following:

	September 30,	December 31,
	2021	2020
AGM domain names	$14,800	14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(5,797)	(4,687)
Total intangible assets, net	9,003	10,113

For the nine months ended September 30, 2021 and 2020, amortization expenses amounted to $1,110 and $1,110, respectively.